Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018 MXN ($)
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Cash and cash equivalents	$ 3,716,882			$ 60,621,631	$ 76,506,447	$ 1,942,808	$ 39,989,781	$ 81,912,409
Other current assets	177,360				3,650,688		3,492,283
Current assets	22,269,976				458,394,044		329,859,739
Non-current assets	77,426,294				1,593,704,127		1,598,628,189
Total assets	99,696,270				2,052,098,171		1,928,487,928
Other current liabilities					430,364,717		381,312,804
Current liabilities	44,824,657				922,648,330		772,410,071
Other liabilities	523,668				10,778,904		4,891,562
Total liabilities	205,120,555				4,222,098,954		4,333,214,958
Total equity	(105,424,285)			(1,931,409,302)	(2,170,000,783)		(2,404,727,030)
Total liabilities and equity	99,696,270				2,052,098,171		1,928,487,928
Sales and other income	72,661,531	$ 1,495,628,620	$ 953,661,844	1,401,971,185
Depreciation and amortization		133,431,365	129,631,820	137,187,010
Interest paid		151,713,068	143,117,956	125,757,367
Income tax	14,931,772	307,348,122	185,572,075	343,823,489
Net result	$ (14,320,979)	(294,775,877)	(509,052,065)	(282,112,024)
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Cash and cash equivalents					16,961		29,504
Other current assets					2,747,712		294,742
Current assets					2,764,673		324,246
Non-current assets					43,991,962		43,348,665
Total assets					46,756,635		43,672,911
Current financial liabilities					20,056,315		11,617,624
Other current liabilities					1,040,825		523,354
Current liabilities					21,097,140		12,140,978
Non-current financial liabilities					11,000,707		11,158,305
Other liabilities					1,250,799		1,101,348
Non-current liabilities					12,251,506		12,259,653
Total liabilities					33,348,646		24,400,631
Total equity					13,407,989		19,272,280
Total liabilities and equity					46,756,635		43,672,911
Sales and other income		10,706,417	8,114,474	13,560,847
Costs and expenses		12,539,324	10,770,248	11,775,836
Depreciation and amortization		4,223,056	4,776,575	4,088,972
Interest paid		684,673	674,504	565,392
Income tax		8,660	6,028	7,551
Net result		(6,749,296)	(8,112,881)	(2,876,904)
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Current assets					134,266		186,919
Non-current assets					3,354,987		3,417,052
Total assets					3,489,253		3,603,971
Current liabilities					97,339		82,647
Total liabilities					97,339		82,647
Total equity					3,391,914		3,521,324
Total liabilities and equity					$ 3,489,253		$ 3,603,971
Sales and other income		957,549	942,024	669,579
Costs and expenses		385,376	419,729	329,695
Net result		$ 572,173	$ 522,295	$ 339,884